Summary of Significant Accounting Policies (Acquired intangible assets, estimated useful lives) (Details) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Domain names [Member] Maximum [Member]	Dec. 31, 2012 Domain names [Member] Minimum [Member]	Dec. 31, 2012 Source code [Member] Maximum [Member]	Dec. 31, 2012 Source code [Member] Minimum [Member]	Dec. 31, 2012 Technology [Member] Maximum [Member]	Dec. 31, 2012 Technology [Member] Minimum [Member]	Dec. 31, 2012 Non-compete agreement [Member] Maximum [Member]	Dec. 31, 2012 Non-compete agreement [Member] Minimum [Member]	Dec. 31, 2012 Trade mark [Member]	Dec. 31, 2012 License of service provider [Member]
Acquired Definite-Lived Intangible Assets [Line Items]
Acquired Definite-lived Intangible Assets, Weighted Average Useful Life (in years)			10 years	3 years	8 years	5 years	10 years	3 years	5 years	1 year	3 years	8 years
Carrying values of intangible assets with definite useful lives	$ 11,140	$ 5,497
Carrying values of intangible assets with indefinite lives	$ 1,170	$ 2,357